SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Increased (Decreased) In Net Income	$ 6,280	$ 925
Increased (Decreased) Net Income Per Share Basic	$ 0.10	$ 0.02
Increased (Decreased) Net Income Per Share Diluted	$ 0.10	$ 0.02
Service [Member]
Accounting Policies [Line Items]
Increased (Decreased) In Net Income	$ 3,212	$ 238
Increased (Decreased) Net Income Per Share Basic	$ 0.05	$ 0.004
Increased (Decreased) Net Income Per Share Diluted	$ 0.05	$ 0.004
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 2,615		$ 700
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	6,732		7,403
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 137,398		$ 137,036
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years